UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21474
Oppenheimer Limited Term California Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2010

Item 1. Reports to Stockholders.
L I M I T E D T E R M January 31, 2010 Oppenheimer Management Limited Term Commentaries California Municipal and Semiannual Fund Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron’s/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	20.3%
Special Tax	11.8
Single Family Housing	11.5
Hospital/Health Care	10.1
Multifamily Housing	7.1
Marine/Aviation Facilities	6.2
Municipal Leases	6.2
General Obligation	5.0
Tax Increment Financing (TIF)	4.3
Special Assessment	2.4
Portfolio holdings are subject to change. Percentages are as of January 31, 2010, and are based on total assets.

Credit Allocation

AAA	4.8%
AA	20.4
A	24.5
BBB	43.6
BB or lower	6.7
Credit allocations are subject to change. Percentages are based on the total market value of investments as of January 31, 2010. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the Manager that, in the Manager’s judgment, are similar to those of nationally recognized statistical rating organizations; they represented 20.31% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.8000.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2009	January 31, 2010	January 31, 2010

Actual
Class A	$1,000.00	$1,065.20	$6.47
Class B	1,000.00	1,062.00	11.39
Class C	1,000.00	1,061.30	10.55

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.95	6.33
Class B	1,000.00	1,014.22	11.13
Class C	1,000.00	1,015.02	10.31
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.24%
Class B	2.18
Class C	2.02
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without waivers or reimbursements and reduction to custodian expenses, if applicable.
19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Municipal Bonds and Notes—106.4%
California—99.7%
$100,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	4.700%	09/01/2012	09/01/2012		$94,094
695,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	05/24/2018	A	682,414
210,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	07/12/2023	A	195,859
25,000	Alameda, CA Public Financing Authority (West End Community)[1]	6.800	04/01/2016	04/01/2010	B	25,321
50,000	Alameda, CA Public Financing Authority Community Facilities District Special Tax[1]	7.000	08/01/2019	08/01/2010	B	50,580
350,000	Alameda, CA Transportation Authority[1]	5.250	10/01/2021	10/01/2010	B	354,666
25,000	Alvord, CA Unified School District Community Facilities District[1]	6.200	09/01/2025	04/02/2024	A	23,685
1,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2017		1,464,750
550,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	01/01/2011	B	566,583
35,000	Apple Valley, CA Improvement Bond Act 1915[1]	6.900	09/02/2015	12/07/2012	C	36,088
15,000	Aromas, CA Water District[1]	5.600	09/01/2018	04/02/2017	A	14,119
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	06/01/2019		14,021
25,000	Azusa, CA COP[1]	5.750	08/01/2020	02/01/2010	B	25,531
35,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.600	09/02/2020	03/02/2016	B	32,786
45,000	Bakersfield, CA Improvement Bond Act 1915[1]	6.100	09/02/2024	10/15/2022	A	42,627
15,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.100	09/02/2015	03/02/2010	B	15,011
5,000	Banning, CA Improvement Bond Act 1915[1]	8.400	09/02/2010	09/02/2010		5,131
25,000	Beaumont, CA Financing Authority, Series A1	5.700	09/01/2035	10/10/2033	A	20,092
160,000	Beaumont, CA Financing Authority, Series A1	7.000	09/01/2023	09/30/2018	A	159,986
55,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	04/01/2030	A	50,696
30,000	Belmont, CA Redevel. Agency (Los Costano Community Devel.)[1]	5.500	08/01/2016	02/01/2010	B	30,034
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750	05/01/2034	06/29/2032	A	42,237
145,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.375	09/01/2028	11/21/2022	A	132,197
80,000	Brentwood, CA Improvement Bond Act 1915[1]	6.800	09/02/2017	03/02/2010	B	80,050
F1 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)[1]	5.875%		09/02/2020	03/30/2019	A	$28,711
205,000	Brisbane, CA Public Financing Authority[1]	6.000		05/01/2026	07/25/2023	A	184,707
35,000	Buena Park, CA Special Tax (Park Mall)[1]	6.125		09/01/2033	10/15/2031	A	30,508
250,000	Burbank, CA Community Facilities District Special Tax[1]	5.200		12/01/2023	06/24/2022	A	230,470
25,000	Burbank, CA Public Service Dept.[1]	5.125		06/01/2016	06/01/2010	B	25,214
280,000	CA ABAG Finance Authority for NonProfit Corporations (Lincoln Glen Manor)[1]	6.100		02/15/2025	02/15/2010	B	280,081
2,100,000	CA ABAG Finance Authority for NonProfit Corporations (San Diego Hospital Assoc.)[1]	6.125		08/15/2020	02/15/2012	B	2,145,780
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600		11/01/2023	05/01/2010	B	5,000
20,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800		03/01/2023	09/01/2010	B	20,016
150,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)[1]	5.850		10/01/2027	09/17/2023	A	141,935
50,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)[1]	6.100		10/01/2017	10/01/2010	B	50,011
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Episcopal Homes Foundation)[2]	5.125		07/01/2013	07/01/2010	B	25,171
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Home for Jewish Parents)[1]	5.625		05/15/2022	05/15/2010	B	25,004
85,000	CA ABAG Finance Authority for NonProfit Corporations COP (Home for Jewish Parents)[1]	5.625		05/15/2022	06/14/2010	B	85,249
725,000	CA ABAG Finance Authority for NonProfit Corporations COP (Lytton Gardens)[1]	6.000		02/15/2019	02/15/2010	B	725,537
155,000	CA ABAG Finance Authority for NonProfit Corporations COP (O’Connor Woods)[1]	6.200		11/01/2029	08/05/2023	A	140,892
75,000	CA ABAG Tax Allocation, Series A1	6.000		12/15/2014	06/15/2010	B	76,473
100,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.500		01/01/2033	01/01/2029	A	73,853
8,850,000	CA County Tobacco Securitization Agency	5.830	[3]	06/01/2033	03/18/2015	A	1,096,692
2,480,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2021	03/15/2014	C	2,093,393
1,240,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2028	09/12/2018	A	958,408
270,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	06/01/2014	A	230,550
285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	06/01/2011	A	241,928
F2 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$1,860,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750%		06/01/2029	11/23/2011	A	$1,701,193
25,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	12/25/2013	C	24,984
290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	03/28/2017	A	235,190
280,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	08/27/2019	A	222,818
770,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	06/01/2012	A	704,188
665,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	05/01/2018	A	548,632
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	01/01/2020	A	353,329
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[3]	06/01/2046	09/09/2028	A	398,896
51,520,000	CA County Tobacco Securitization Agency (TASC)	6.192	[3]	06/01/2050	01/02/2026	A	1,336,944
50,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	06/11/2017	A	42,469
500,000	CA Dept. of Transportation COP[1]	5.250		03/01/2016	03/01/2010	B	501,760
85,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2027	12/01/2022	A	84,720
60,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2028	06/01/2010	B	60,026
2,300,000	CA Dept. of Veterans Affairs Home Purchase	5.450		12/01/2019	06/01/2010	B	2,366,102
525,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	07/01/2010	B	525,693
20,000	CA Dept. of Water Resources (Center Valley)[1]	5.400		07/01/2012	07/01/2010	B	20,077
25,000	CA East Side Union High School District[1]	5.250		09/01/2025	09/01/2010	B	25,094
45,000	CA Educational Facilities Authority[1]	5.125		04/01/2017	04/01/2017		44,020
25,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.875		06/01/2030	07/11/2028	A	23,089
5,000	CA Educational Facilities Authority (College and University Financing)[1]	6.250		06/01/2018	06/01/2010	B	5,010
60,000	CA Educational Facilities Authority (Dominican University of California/Harvey Mudd College Obligated Group)[2]	5.500		03/01/2011	09/01/2010	B	60,217
15,000	CA Educational Facilities Authority (Los Angeles College of Chiropractic)[1]	5.600		11/01/2017	10/12/2013	A	12,601
50,000	CA Educational Facilities Authority (Mills College)[1]	5.125		09/01/2022	09/01/2010	B	50,031
F3 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$50,000	CA Educational Facilities Authority (Stanford University)[2]	5.125%	01/01/2031	02/01/2010	B	$50,087
335,000	CA Financing Authority (Wastewater Improvement)[1]	6.100	11/01/2033	12/17/2031	A	290,927
60,000	CA GO1	4.800	08/01/2014	02/15/2010	B	60,117
25,000	CA GO1	5.000	06/01/2017	06/01/2010	B	25,034
25,000	CA GO1	5.000	06/01/2019	06/02/2010	B	25,024
5,000	CA GO1	5.000	06/01/2019	06/01/2011	B	5,078
5,000	CA GO1	5.000	02/01/2021	02/01/2010	B	5,003
100,000	CA GO1	5.000	11/01/2022	05/01/2010	B	100,104
10,000	CA GO1	5.000	10/01/2023	06/14/2010	B	10,001
75,000	CA GO1	5.000	10/01/2023	06/14/2010	B	75,008
10,000	CA GO1	5.000	02/01/2025	02/01/2010	B	10,000
45,000	CA GO1	5.000	02/01/2025	06/13/2024	A	44,953
60,000	CA GO2	5.100	03/01/2010	03/01/2010		60,221
25,000	CA GO1	5.125	10/01/2027	10/01/2027		24,755
25,000	CA GO1	5.150	12/01/2013	06/01/2010	B	25,028
15,000	CA GO1	5.200	06/01/2010	06/01/2010		15,222
105,000	CA GO1	5.250	06/01/2011	06/01/2010	B	106,503
25,000	CA GO1	5.250	10/01/2013	04/01/2010	B	25,136
20,000	CA GO1	5.250	06/01/2016	06/01/2010	B	20,142
25,000	CA GO1	5.250	04/01/2018	06/15/2010	B	25,034
10,000	CA GO1	5.250	04/01/2019	06/14/2010	B	10,012
10,000	CA GO1	5.250	04/01/2021	06/11/2010	B	10,008
160,000	CA GO1	5.250	06/01/2021	06/01/2010	B	160,514
10,000	CA GO1	5.250	02/01/2029	08/06/2028	A	9,823
10,000	CA GO1	5.250	02/01/2030	02/01/2030		9,687
15,000	CA GO1	5.300	09/01/2011	09/01/2010	B	15,056
15,000	CA GO1	5.375	06/01/2026	06/01/2010	B	15,012
15,000	CA GO1	5.500	03/01/2010	03/01/2010		15,062
100,000	CA GO2	5.500	06/01/2010	06/01/2010		100,401
15,000	CA GO1	5.500	06/01/2013	06/01/2010	B	15,044
50,000	CA GO1	5.500	06/01/2014	06/01/2010	B	50,130
55,000	CA GO1	5.500	04/01/2015	04/01/2010	B	55,250
30,000	CA GO1	5.500	04/01/2019	04/01/2010	B	30,084
25,000	CA GO1	5.500	03/01/2020	09/01/2010	B	25,023
15,000	CA GO1	5.500	03/01/2020	09/01/2010	B	15,014
20,000	CA GO1	5.500	10/01/2022	04/01/2010	B	20,030
65,000	CA GO1	5.600	09/01/2021	03/01/2010	B	65,070
5,000	CA GO1	5.600	09/01/2021	09/01/2010	B	5,005
70,000	CA GO1	5.625	10/01/2021	04/01/2010	B	70,150
F4 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$130,000	CA GO1	5.625%	10/01/2023	04/01/2010	B	$130,166
10,000	CA GO1	5.625	09/01/2024	09/01/2010	B	10,005
15,000	CA GO1	5.625	10/01/2026	04/01/2010	B	15,012
75,000	CA GO1	5.750	03/01/2010	03/01/2010		75,326
5,000	CA GO1	5.750	03/01/2012	09/01/2010	B	5,018
35,000	CA GO1	5.750	03/01/2015	09/01/2010	B	35,089
4,780,000	CA GO1	5.750	11/01/2017	05/01/2010	B	4,806,959
35,000	CA GO1	5.750	11/01/2017	05/01/2010	B	35,197
25,000	CA GO1	5.800	06/01/2013	06/01/2010	B	25,079
1,410,000	CA GO1	5.900	04/01/2023	04/01/2010	B	1,412,482
230,000	CA GO1	5.900	04/01/2023	04/01/2010	B	231,589
75,000	CA GO1	5.900	03/01/2025	09/01/2010	B	75,050
20,000	CA GO1	6.000	08/01/2010	02/01/2010	B	20,519
10,000	CA GO1	6.000	05/01/2011	05/01/2010	B	10,126
25,000	CA GO1	6.000	05/01/2012	05/01/2010	B	25,270
15,000	CA GO1	6.000	10/01/2014	04/01/2010	B	15,085
20,000	CA GO1	6.000	08/01/2015	02/01/2010	B	20,303
20,000	CA GO1	6.000	05/01/2018	05/01/2010	B	20,114
5,000	CA GO1	6.000	08/01/2019	02/01/2010	B	5,053
40,000	CA GO1	6.000	10/01/2021	04/01/2010	B	40,316
85,000	CA GO1	6.000	08/01/2024	02/01/2010	B	86,769
905,000	CA GO1	6.250	10/01/2019	04/01/2018	A	908,520
605,000	CA GO1	6.250	10/01/2019	04/01/2010	B	607,353
295,000	CA GO (Safe Drinking Water)[1]	8.250	09/01/2010	09/01/2010		296,915
25,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2020	06/01/2020		24,780
22,465,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500	06/01/2027	03/14/2014	A	20,657,017
500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2018	06/01/2018		500,000
600,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2033	06/23/2019	A	468,072
5,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[2]	5.000	07/01/2011	07/01/2010	B	5,012
145,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.000	07/01/2021	07/01/2010	B	145,025
30,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250	07/01/2023	07/01/2010	B	30,005
160,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250	07/01/2023	07/01/2010	B	160,054
3,000,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.375	07/01/2021	07/01/2014	B	3,065,490
F5 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$155,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	6.000%		07/01/2013	07/01/2010	B	$155,451
85,000	CA Health Facilities Financing Authority (Community Program)[1]	7.200		01/01/2012	02/01/2010	B	85,324
45,000	CA Health Facilities Financing Authority (Downey Community Hospital)	5.750		05/15/2015	08/04/2012	A	29,810
50,000	CA Health Facilities Financing Authority (Fellowship Homes)[1]	6.000		09/01/2019	09/01/2010	B	50,059
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)[1]	6.500		12/01/2022	06/01/2010	B	10,009
2,000,000	CA Health Facilities Financing Authority (Kaiser Permanente)[1]	5.400		05/01/2028	05/01/2010	B	2,017,960
40,000	CA Health Facilities Financing Authority (Marshall Hospital)[1]	5.125		11/01/2012	06/01/2010	B	40,085
20,000	CA Health Facilities Financing Authority (Mercy Senior Hsg.)[1]	5.800		12/01/2018	06/01/2010	B	20,015
550,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625		07/01/2019	07/01/2010	B	550,143
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	5.500		10/01/2013	06/14/2010	B	30,092
40,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250		06/01/2023	10/26/2017	A	39,406
50,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100		01/01/2024	02/09/2022	A	48,117
5,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.000		08/15/2017	02/01/2010	B	5,006
135,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.125		08/15/2022	02/01/2010	B	135,100
30,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.375		08/15/2030	08/15/2010	B	30,017
25,000	CA HFA	8.037	[3]	08/01/2015	04/14/2011	A	16,002
90,000	CA HFA	8.223	[3]	02/01/2015	02/11/2011	A	61,694
5,700,000	CA HFA (Home Mtg.)[1]	5.000		08/01/2037	01/25/2012	C	5,681,418
5,335,000	CA HFA (Home Mtg.)[5]	5.500		02/01/2042	01/01/2012	A	5,365,815
4,030,000	CA HFA (Home Mtg.)[1]	5.500		02/01/2042	06/26/2012	C	4,053,293
11,895,000	CA HFA (Home Mtg.)[1]	5.500		08/01/2042	09/01/2012	C	11,816,493
55,000	CA HFA (Multifamily Hsg.)[1]	5.375		08/01/2028	01/06/2026	A	52,249
2,040,000	CA HFA (Multifamily Hsg.)[1]	5.400		08/01/2018	08/01/2010	B	2,043,917
40,000	CA HFA (Multifamily Hsg.)[1]	5.400		08/01/2018	08/01/2010	B	40,077
445,000	CA HFA (Multifamily Hsg.)[1]	5.450		08/01/2028	04/13/2024	A	441,413
85,000	CA HFA (Multifamily Hsg.)[1]	5.850		02/01/2010	02/01/2010		85,015
630,000	CA HFA (Multifamily Hsg.)[2]	5.950		08/01/2028	02/01/2010	B	630,151
F6 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$390,000	CA HFA (Multifamily Hsg.)[2]	6.050%		08/01/2016	02/01/2010	B	$390,515
2,940,000	CA HFA (Multifamily Hsg.)[2]	6.050		08/01/2027	02/01/2010	B	2,967,166
25,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2038	02/01/2010	B	25,002
2,360,000	CA HFA (Multifamily Hsg.)[1]	6.150		08/01/2022	02/01/2010	B	2,362,738
40,000	CA HFA (Multifamily Hsg.), Series B1	5.850		08/01/2010	02/01/2010	B	40,102
10,000	CA HFA (Single Family Mtg.), Series A1	5.300		08/01/2018	02/01/2010	B	10,240
2,250,000	CA Hi-Desert Memorial Health Care District[1]	5.500		10/01/2015	06/14/2010	B	2,251,373
1,245,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.350	[3]	12/01/2019	12/01/2019		156,783
1,320,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.400	[3]	12/01/2020	12/01/2020		142,613
3,235,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.420	[3]	12/01/2021	12/01/2021		310,139
1,500,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750		07/01/2030	07/01/2010	B	1,506,075
15,000	CA Infrastructure and Economic Devel. (Stockton Port District)[1]	5.375		07/01/2022	02/23/2020	A	11,991
1,285,000	CA Inland Empire Tobacco Securitization Authority[1]	5.000		06/01/2021	09/19/2013	A	1,206,448
235,000	CA Intercommunity Hospital Financing Authority COP[1]	5.250		11/01/2019	10/03/2015	A	225,283
55,000	CA Loan Purchasing Finance Authority[1]	5.600		10/01/2014	06/14/2010	B	55,163
35,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000		07/01/2022	07/01/2010	B	37,195
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)[1]	5.750		05/01/2024	05/01/2024		9,161
25,000	CA Pollution Control Financing Authority (Browning-Ferris Industries)[1]	5.800		12/01/2016	12/01/2010	B	25,003
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.300		12/01/2017	06/24/2016	A	26,154
240,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.500		12/01/2024	07/27/2022	A	167,652
235,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850		06/01/2021	06/01/2010	B	235,165
825,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850		06/01/2021	06/01/2010	B	825,668
195,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850		06/01/2021	06/01/2010	B	195,137
20,000	CA Pollution Control Financing Authority (Southern California Edison Company)[1]	5.550		09/01/2031	09/01/2031		19,751
F7 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$435,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500%	12/01/2026	12/01/2026		$434,987
105,000	CA Public Works[1]	5.250	12/01/2013	06/01/2010	B	105,333
140,000	CA Public Works (California Community College)[1]	5.375	03/01/2011	09/01/2010	B	140,462
45,000	CA Public Works (California Science Center)[1]	5.250	10/01/2017	06/14/2010	B	45,025
25,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	02/28/2021	A	24,810
145,000	CA Public Works (Dept. of Food & Agriculture)[1]	5.400	06/01/2013	06/01/2010	B	145,315
1,000,000	CA Public Works (Dept. of Health Services)[1]	5.500	11/01/2015	11/01/2011	B	1,013,190
150,000	CA Public Works (Dept. of Youth Authority)[1]	5.375	10/01/2015	10/01/2010	B	151,569
1,500,000	CA Public Works (State Archives Building Complex)[1]	5.375	12/01/2012	06/01/2010	B	1,503,540
135,000	CA Public Works (State Universities)[2]	5.250	12/01/2013	06/01/2010	B	135,356
1,045,000	CA Public Works (State Universities)[1]	5.500	12/01/2018	06/01/2010	B	1,046,557
100,000	CA Public Works (Various Community Colleges)[1]	5.375	03/01/2013	09/01/2010	B	100,222
25,000	CA Public Works (Various Community Colleges)[1]	5.375	03/01/2014	09/01/2010	B	25,083
20,000	CA Public Works (Various Community Colleges)[1]	5.500	09/01/2011	09/01/2010	B	20,064
50,000	CA Public Works (Various Community Colleges)[1]	5.600	04/01/2014	06/14/2010	B	50,102
350,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2011	03/01/2010	B	351,229
1,130,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	09/01/2010	B	1,131,367
3,585,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	09/01/2010	B	3,589,338
1,205,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	09/01/2010	B	1,209,230
125,000	CA Public Works (Various State Universities)[1]	5.375	12/01/2019	06/01/2010	B	125,333
100,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	06/11/2010	B	100,304
50,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	10/01/2010	B	50,006
10,000	CA Public Works (Various State Universities)[1]	5.500	09/01/2015	09/01/2010	B	10,014
5,000	CA Resource Efficiency Financing Authority COP[2]	5.500	04/01/2017	06/14/2010	B	5,019
F8 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$75,000	CA River Highlands Community Services District[1]	7.750%		09/02/2020	09/01/2010	B	$75,074
15,000	CA River Highlands Community Services District[1]	8.125		09/02/2020	09/01/2010	B	15,015
995,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.700		02/01/2033	05/14/2029	A	977,986
125,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350		12/01/2029	04/01/2010	C	134,490
70,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	7.000		09/01/2029	03/01/2010	C	71,329
40,000	CA Sierra View Local Health Care District[1]	5.250		07/01/2018	07/01/2010	B	39,810
2,000,000	CA Sierra View Local Health Care District[1]	5.400		07/01/2022	07/01/2010	B	1,957,440
25,000	CA Statewide CDA[1]	6.625		09/01/2027	10/16/2025	A	23,672
10,000	CA Statewide CDA[1]	7.000		07/01/2022	06/29/2015	B	10,002
85,000	CA Statewide CDA (Bouquet Canyon)[1]	5.300		07/01/2018	07/01/2010	B	85,289
90,000	CA Statewide CDA (California Odd Fellow Hsg.)[1]	5.375		10/01/2013	06/14/2010	B	90,185
2,000,000	CA Statewide CDA (CVHP/CVMC/FH Obligated Group) COP[1]	5.500		04/01/2013	04/01/2010	B	2,006,580
1,025,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250		07/01/2025	11/07/2018	A	961,050
500,000	CA Statewide CDA (East Tabor Apartments)[1]	6.850		08/20/2036	02/20/2016	B	532,315
435,000	CA Statewide CDA (Eastfield Ming Quong)[1]	5.625		06/01/2020	06/01/2010	B	436,688
45,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	07/27/2036	A	42,277
250,000	CA Statewide CDA (Fairfield Apartments)[1]	6.500		01/01/2016	10/18/2012	A	240,388
5,000	CA Statewide CDA (GP Steinbeck)[2]	5.700		09/20/2019	09/20/2014	B	5,255
85,000	CA Statewide CDA (GP Steinbeck)	5.897	[3]	09/20/2027	09/20/2027		30,502
15,000	CA Statewide CDA (John Muir Health)[1]	5.125		08/15/2017	08/15/2010	B	15,007
100,000	CA Statewide CDA (LA Orthopedic Hospital Foundation)	5.250		06/01/2015	06/01/2010	B	100,081
100,000	CA Statewide CDA (LA Orthopedic Hospital Foundation)	5.500		06/01/2019	06/01/2010	B	100,015
250,000	CA Statewide CDA (Live Oak School)[1]	6.750		10/01/2030	12/19/2023	A	237,320
100,000	CA Statewide CDA (Multifamily)	5.696	[3]	09/20/2021	09/20/2021		52,218
100,000	CA Statewide CDA (Multifamily)	5.744	[3]	09/20/2023	09/20/2023		46,300
150,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	11/26/2029	A	119,334
430,000	CA Statewide CDA (Rio Bravo)[1,6]	6.500		12/01/2018	02/19/2014	A	391,141
560,000	CA Statewide CDA (Sycamore)[1]	6.000		03/20/2038	03/20/2015	B	597,503
F9 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$25,000	CA Statewide CDA Community Facilities District[1]	6.350%	09/01/2021	09/01/2021		$24,379
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000	04/01/2018	05/06/2016	A	4,793
45,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125	04/01/2023	05/07/2021	A	44,882
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)[1]	5.300	09/01/2017	09/01/2017		18,549
1,215,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	07/30/2010	C	1,191,794
815,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	04/04/2011	C	799,434
250,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	10/01/2017	C	205,205
45,000	CA Valley Health System COP	6.875	05/15/2023	05/15/2011	C	24,770
15,000	CA Valley Health System, Series A	6.500	05/15/2025	05/21/2021	A	8,258
65,000	CA Valley Health System, Series A	6.500	05/15/2025	05/21/2021	A	35,783
100,000	CA Veterans GO1	4.700	12/01/2012	06/01/2010	B	100,116
180,000	CA Veterans GO1	5.300	12/01/2029	04/28/2026	A	173,525
85,000	CA Veterans GO, Series BP1	5.500	12/01/2026	12/01/2016	A	84,993
90,000	CA Veterans GO, Series BX1	5.000	12/01/2014	06/01/2010	B	90,181
50,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	06/30/2020	A	49,997
10,000	CA Water Resource Devel. GO, Series P1	5.800	06/01/2011	06/01/2010	B	10,041
25,000	CA Water Resource Devel. GO, Series P1	5.800	06/01/2014	06/01/2010	B	25,070
50,000	CA Water Resource Devel. GO, Series Q1	5.000	03/01/2016	09/01/2010	B	50,080
35,000	CA Western Hills Water District Special Tax[1]	5.000	09/01/2014	03/25/2013	A	28,324
10,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	3.750	09/01/2010	09/01/2010		9,704
65,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	4.000	09/01/2011	09/01/2011		59,552
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	4.650	09/01/2014	09/01/2014		19,918
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.000	09/01/2024	06/21/2021	A	76,439
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.125	09/01/2031	03/23/2029	A	29,308
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.750	09/01/2022	06/06/2018	A	81,972
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875	09/01/2031	04/30/2027	A	29,090
310,000	CA William S. Hart Union School District[1]	6.000	09/01/2027	04/13/2026	A	300,815
10,000	Calabasas, CA Special Tax Community Facilities District 98-1[1]	5.750	09/01/2028	06/18/2025	A	8,645
F10 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$55,000	California City, CA Redevel. Agency Tax Allocation[2]	7.000%	09/01/2015	02/01/2010	B	$55,070
25,000	Campbell, CA Improvement Bond Act 1915 (Dillon-Gilman Local Improvement District)[1]	7.150	09/02/2012	09/02/2010	B	25,803
60,000	Camrosa, CA Water District[2]	5.500	01/15/2011	07/01/2010	B	60,205
20,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	06/01/2010	B	20,285
40,000	Capistrano, CA Unified School District (Education & Support Facilities) COP[1]	5.250	12/01/2026	06/01/2010	B	40,260
75,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2023	10/06/2021	A	72,435
80,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.550	09/02/2028	08/29/2022	A	69,713
120,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.950	09/02/2025	10/15/2023	A	115,860
30,000	Carlsbad, CA Improvement Bond Act 1915[1]	6.000	09/02/2022	09/17/2021	A	29,173
95,000	Carson, CA Improvement Bond Act 1915[1]	7.375	09/02/2022	03/02/2010	B	95,014
55,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	8.500	10/01/2013	04/01/2010	B	55,318
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	04/01/2010	B	2,761,138
70,000	Cathedral City, CA Improvement Bond Act 1915[1]	5.950	09/02/2034	05/03/2032	A	64,897
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1[1]	6.625	09/01/2023	09/25/2022	A	43,356
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1[1]	6.700	09/01/2030	01/09/2028	A	41,231
20,000	Central CA Unified School District[1]	5.625	03/01/2018	09/01/2010	B	20,087
50,000	Central Contra Costa, CA Sanitation District[1]	5.000	09/01/2022	09/01/2011	B	51,558
35,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2011	09/02/2011		35,804
95,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2012	09/02/2012		97,681
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2013	09/02/2013		102,829
45,000	Chino Basin, CA Regional Financing Auth. (Municipal Water District Sewer System)[1]	6.000	08/01/2016	08/01/2010	B	45,202
25,000	Chino Hills, CA Improvement Bond Act 1915[1]	7.500	09/02/2016	05/19/2014	C	25,779
5,000	Chino Hills, CA Improvement Bond Act 1915[1]	7.600	09/02/2021	10/25/2019	C	5,152
100,000	Chino Hills, CA Special Tax Community Facilities District No. 10[1]	6.400	09/01/2014	09/01/2011	B	101,827
55,000	Chino, CA Community Facilities District Special Tax[1]	5.750	09/01/2034	10/11/2032	A	48,441
F11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$25,000	Chowchilla, CA Improvement Bond Act 1915[1]	6.700%	09/02/2027	12/06/2024	A	$24,921
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	5.700	09/01/2016	09/01/2013	B	56,060
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	6.100	09/01/2021	09/01/2013	B	15,100
10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)[1]	7.000	09/02/2015	10/22/2013	C	10,312
25,000	Colton, CA Community Facilities District Special Tax[1]	5.800	09/01/2018	10/14/2016	A	23,924
175,000	Colton, CA Joint Unified School District[1]	5.700	09/01/2034	10/17/2030	A	142,972
50,000	Colton, CA Joint Unified School District COP[1]	5.100	06/01/2020	06/01/2010	B	50,585
50,000	Colton, CA Public Financing Authority, Series B1	5.875	08/01/2027	04/28/2019	A	44,053
20,000	Colton, CA Redevel. Agency (West Valley)[1]	6.375	09/01/2035	01/23/2032	A	17,806
40,000	Concord, CA Joint Powers Financing Authority (Concord Police Facilities)[1]	5.250	08/01/2019	02/01/2010	B	40,052
20,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	08/01/2011	B	20,088
5,000	Contra Costa County, CA Special Tax Community Facilities District[1]	5.580	08/01/2016	08/01/2010	B	5,004
25,000	Contra Costa, CA Community College District COP (Diablo Valley College)[1]	6.000	06/01/2021	06/01/2010	B	25,044
100,000	Corona, CA Redevel. Agency Tax Allocation[2]	5.400	09/01/2011	09/01/2010	B	100,318
25,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.500	09/01/2016	09/01/2010	B	25,037
15,000	Corona-Norco, CA Unified School District[1]	5.625	09/01/2033	01/09/2030	A	12,184
70,000	Corona-Norco, CA Unified School District[1]	5.750	09/01/2014	09/01/2010	B	70,136
20,000	Costa Mesa, CA COP[1]	5.750	12/01/2012	06/01/2010	B	20,076
55,000	Crescent City, CA Public Financing Authority[1]	7.750	09/15/2012	09/15/2010	B	55,140
30,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2014	06/27/2012	C	31,150
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)[1]	5.700	09/02/2022	08/17/2018	A	18,041
20,000	Davis, CA Joint Unified School District Special Tax[1]	5.300	08/15/2024	08/15/2010	B	20,003
10,000	Del Mar, CA Unified School District[1]	5.875	09/01/2029	10/13/2027	A	8,810
40,000	Dixon, CA Public Financing Authority[1]	5.150	09/02/2020	06/23/2017	A	38,627
35,000	Dixon, CA Public Financing Authority[1]	5.700	09/02/2020	10/13/2017	A	32,867
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	02/01/2010	B	480,619
200,000	Duarte, CA Hsg. (Heritage Park Apartments)[1]	5.850	05/01/2030	06/01/2010	B	200,120
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.500	09/01/2028	09/14/2027	A	73,892
F12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.625%	09/01/2034	04/30/2032	A	$51,617
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)[1]	5.500	09/01/2024	03/24/2023	A	44,938
15,000	Eastern CA Municipal Water District Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2020		14,158
25,000	Emeryville, CA Public Financing Authority[1]	6.100	09/01/2012	09/01/2010	B	25,073
145,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	09/01/2010	B	145,080
20,000	Encinitas, CA Improvement Bond Act 1915[1]	6.900	09/02/2017	12/20/2013	A	19,482
5,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)[1]	7.375	09/02/2018	07/17/2015	C	5,154
15,000	Florin, CA Resource Conservation District COP[2]	6.000	02/01/2029	04/03/2027	A	13,293
10,000	Folsom, CA Improvement Bond Act 1915[1]	6.500	09/02/2013	09/01/2010	B	10,014
25,000	Folsom, CA Public Financing Authority[1]	5.400	09/02/2020	08/14/2017	A	22,372
25,000	Folsom, CA Public Financing Authority[1]	5.625	09/02/2020	06/15/2017	A	23,388
30,000	Folsom, CA Special Tax Community Facilities District No. 7[1]	6.000	09/01/2024	08/22/2020	A	27,385
265,000	Fontana, CA Special Tax (Citrus)[1]	5.000	09/01/2020	09/01/2020		219,195
10,000	Fontana, CA Special Tax Community Facilities District No. 4[1]	7.125	10/01/2015	04/01/2010	B	10,035
25,000	Fowler, CA Public Financing Authority[1]	6.750	09/15/2023	12/07/2020	A	24,648
1,000,000	Fresno, CA Airport	5.800	07/01/2030	07/01/2011	B	1,003,860
25,000	Fresno, CA Unified School District COP[1]	4.625	05/01/2011	05/01/2010	B	25,235
25,000	Fresno, CA Water System, Series A1	5.000	06/01/2024	06/01/2010	B	25,044
25,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)[1]	6.200	09/01/2032	11/15/2028	A	24,174
80,000	Fullerton, CA School District Special Tax[1]	6.300	09/01/2023	09/01/2013	B	80,452
10,000	Galt, CA Improvement Bond Act 1915[1]	5.900	09/02/2022	09/02/2022		9,431
25,000	Galt, CA Improvement Bond Act 1915	8.450	09/02/2011	09/02/2011		24,899
165,000	Garden Grove, CA COP (Bahia Village/Emerald Isle)[1]	5.700	08/01/2023	02/01/2010	B	165,574
30,000	Garden Grove, CA Hsg. Authority (Rose Garden)[1]	6.375	07/01/2012	05/31/2011	A	29,996
20,000	Granada, CA Sanitation District Improvement Bond Act 1915[1]	6.125	09/02/2022	09/16/2021	A	19,327
15,000	Greenfield, CA Redevel. Agency[1]	6.000	02/01/2029	02/01/2029		13,437
10,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.450	10/01/2017	10/01/2012	B	10,038
10,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.600	10/01/2019	04/07/2019	A	9,957
F13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$880,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.750%	10/01/2025	11/15/2018	A	$878,566
180,000	Hawthorne, CA Parking Authority[1]	8.000	09/01/2015	09/01/2010	B	180,353
155,000	Hawthorne, CA Parking Authority[1]	8.125	09/01/2019	09/01/2010	B	155,150
45,000	Hayward, CA Improvement Bond Act 1915[1]	7.100	09/02/2018	03/02/2010	B	45,033
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[2]	5.000	06/01/2011	06/01/2010	B	50,145
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[1]	5.100	06/01/2013	06/01/2010	B	50,115
40,000	Healdsburg, CA Community Redevel. Agency (Sotoyome Community Devel.)[1]	5.250	12/01/2025	08/09/2023	A	39,954
2,000,000	Hesperia, CA Public Financing Authority, Tranche A1	6.250	09/01/2035	09/01/2035		1,751,860
10,000	Hollister, CA Improvement Bond Act 1915[1]	7.125	09/02/2022	03/02/2010	B	10,302
15,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	10/01/2011	B	15,080
20,000	Huntington Beach, CA Community Facilities District Special Tax[1]	6.250	09/01/2027	04/14/2026	A	18,362
25,000	Huntington Beach, CA Public Financing Authority[1]	5.500	12/15/2022	06/15/2010	B	25,013
10,000	Huntington Beach, CA Public Financing Authority[1]	5.500	12/15/2027	06/15/2010	B	10,008
35,000	Imperial County, CA Special Tax[1]	6.500	09/01/2031	03/04/2026	A	31,351
50,000	Indio, CA Community Facilities District Special Tax (Talavera)[1]	5.000	09/01/2017	09/01/2017		47,570
95,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375	12/01/2026	06/01/2010	B	95,104
20,000	Indio, CA Improvement Bond Act 1915[1]	6.350	09/02/2027	11/28/2024	A	19,625
20,000	Indio, CA Improvement Bond Act 1915[1]	6.375	09/02/2027	06/27/2024	A	18,611
35,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 99.1[1]	7.125	09/02/2020	09/02/2011	B	35,202
750,000	Inland Valley, CA Devel. Agency Tax Allocation[1]	5.500	04/01/2014	04/01/2014		796,583
5,900,000	Inland, CA Empire Tobacco Securitization Authority (TASC)[1]	4.625	06/01/2021	09/15/2013	A	4,692,506
150,000	Irvine, CA Improvement Bond Act 1915[1]	5.550	09/02/2026	06/15/2023	A	143,324
20,000	Irvine, CA Improvement Bond Act 1915[1]	5.600	09/02/2022	11/21/2019	A	19,485
30,000	Irvine, CA Improvement Bond Act 1915[1]	5.625	09/02/2024	04/30/2022	A	28,957
25,000	Irvine, CA Mobile Home Park (Meadows Mobile Home Park)[1]	6.050	03/01/2028	02/23/2024	A	22,725
30,000	Jefferson, CA Union High School District[1]	5.000	08/01/2024	02/01/2010	B	30,622
25,000	Jefferson, CA Union High School District[1]	5.125	08/01/2029	02/01/2010	B	25,533
40,000	Jurupa, CA Community Services District COP[1]	5.125	09/01/2013	03/01/2010	B	40,024
F14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$80,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 3[1]	5.875%	09/01/2033	03/26/2029	A	$72,487
20,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 5[1]	6.125	09/01/2032	08/26/2028	A	18,936
70,000	Kern County, CA (Fire Dept.) COP[2]	5.250	05/01/2013	06/14/2010	B	70,246
50,000	Kern County, CA (Fire Dept.) COP[2]	5.250	05/01/2015	06/14/2010	B	50,176
25,000	King, CA Community Devel. Agency Tax Allocation (King City Redevel.)[1]	7.000	09/01/2021	09/01/2010	B	25,008
5,000	Kingsburg, CA Public Financing Authority[1]	7.800	09/15/2010	09/15/2010		5,016
15,000	Kingsburg, CA Public Financing Authority[1]	8.000	09/15/2021	09/15/2010	B	15,016
30,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2014	03/27/2013	B	30,019
10,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2019	10/13/2017	A	9,765
55,000	La Mesa, CA Improvement Bond Act 1915[1]	5.750	09/02/2023	08/18/2019	A	49,430
1,765,000	Lake Elsinore, CA Improvement Bond Act 1915[1]	7.000	09/02/2030	01/02/2023	A	1,740,255
35,000	Lake Elsinore, CA School Financing Authority[1]	6.000	09/01/2011	09/01/2010	B	35,114
500,000	Lake Elsinore, CA Special Tax[1]	5.100	09/01/2022	04/17/2021	A	443,965
1,135,000	Lake Elsinore, CA Unified School District[1]	5.300	09/01/2026	11/01/2024	A	1,005,701
125,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.500	09/01/2013	09/01/2013		127,148
50,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	6.300	09/01/2024	06/21/2022	A	48,288
50,000	Lancaster, CA Community Facilities District Special Tax[1]	6.000	10/01/2016	10/01/2010	B	50,073
20,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)[1]	6.375	11/01/2027	09/02/2020	A	19,439
115,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.700	06/01/2019	06/01/2019		111,006
15,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.750	06/01/2020	06/01/2020		14,390
50,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.900	06/01/2023	06/01/2023		47,474
1,440,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.900	06/01/2027	12/26/2025	A	1,332,461
1,075,000	Lathrop, CA Financing Authority (Water Supply)[1]	6.000	06/01/2035	03/21/2032	A	956,288
10,000	Lathrop, CA Improvement Bond Act 1915[1]	6.000	09/02/2021	09/02/2021		9,096
F15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$15,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)[1]	6.875%	09/02/2017	01/30/2014	A	$15,233
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.000	09/02/2023	09/02/2023		8,914
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2028	10/15/2026	A	51,955
65,000	Lincoln, CA Public Financing Authority (Twelve Bridges)[1]	6.125	09/02/2027	01/23/2024	A	60,975
25,000	Livermore, CA Capital Projects Financing Authority[1]	5.650	09/02/2016	06/07/2014	A	24,879
10,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	5.750	09/01/2012	09/01/2010	B	10,050
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400	09/01/2026	09/16/2025	A	42,413
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400	09/01/2030	03/30/2029	A	13,826
100,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2011	11/15/2011		104,605
25,000	Long Beach, CA Special Tax (Pike)[1]	6.250	10/01/2026	02/25/2023	A	24,023
35,000	Long Beach, CA Special Tax (Pine Avenue)[1]	6.375	09/01/2023	11/02/2017	A	34,545
25,000	Long Beach, CA Unified School District[1]	5.250	08/01/2029	08/01/2010	B	25,109
1,000,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax[1]	5.500	09/01/2014	09/01/2010	B	1,003,950
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax[1]	7.750	09/01/2017	09/01/2010	B	5,007
100,000	Los Angeles County, CA COP (Insured Health Clinic)[1]	5.800	12/01/2023	06/01/2010	B	100,097
5,000	Los Angeles County, CA Metropolitan Transportation Authority[1]	5.000	07/01/2023	07/01/2010	B	5,009
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)[1]	6.400	09/01/2022	09/03/2018	A	98,552
25,000	Los Angeles, CA Community Redevel. Agency (Cinerama Dome Public Parking)	5.700	07/01/2020	07/01/2020		20,207
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.100	12/01/2015	06/15/2010	B	40,048
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	05/01/2010	B	50,029
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	05/01/2010	B	50,016
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	05/01/2010	B	120,024
35,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2020	05/01/2010	B	35,007
55,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2021	05/01/2010	B	55,005
F16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)[1]	5.500%	09/01/2014	09/01/2010	B	$25,045
15,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	08/15/2017	02/15/2010	B	15,048
10,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	10/15/2020	06/14/2010	B	10,032
65,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	10/01/2010	B	65,046
20,000	Los Angeles, CA Mtg. (Section 8)[2]	6.500	07/01/2022	02/01/2010	B	20,031
30,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)[2]	7.700	06/20/2028	02/01/2010	B	30,066
45,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	10/01/2010	B	45,029
10,000	Los Angeles, CA Multifamily Hsg. (Palms Apartments)[1]	5.300	07/01/2018	07/01/2010	B	10,156
130,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.250	01/01/2023	07/07/2022	A	127,841
10,000	Los Angeles, CA Regional Airports Improvement Corp. (Los Angeles West Terminal Fuel Corp.)[1]	10.250	01/01/2013	08/13/2011	A	10,391
75,000	Los Banos, CA Sewer System COP[1]	5.000	12/01/2019	06/01/2010	B	75,069
15,000	Los Banos, CA Unified School District COP[1]	5.625	08/01/2016	02/01/2010	B	15,019
25,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	04/19/2021	A	24,176
360,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	04/25/2026	A	359,964
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)[1]	5.750	10/01/2033	09/17/2029	A	41,469
20,000	Manhattan Beach, CA Water & Wastewater Authority COP[1]	5.750	09/01/2020	09/01/2010	B	20,012
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[2]	5.625	07/01/2025	07/01/2010	B	10,008
1,045,000	Mendocino Coast, CA Healthcare District[1]	5.875	02/01/2020	02/01/2010	B	1,045,554
25,000	Menifee, CA Union School District Special Tax[1]	6.050	09/01/2026	10/14/2024	A	22,941
25,000	Metropolitan Water District of Southern CA1	5.250	03/01/2014	03/01/2010	B	25,113
125,000	Mill Valley, CA COP (The Redwoods)[1]	5.750	12/01/2020	06/01/2010	B	125,504
10,000	Milpitas, CA Improvement Bond Act 1915[1]	5.700	09/02/2018	10/11/2016	A	9,495
500,000	Modesto, CA Irrigation District COP[1]	5.300	07/01/2022	07/01/2010	B	501,480
20,000	Monrovia, CA Redevel. Agency Public Parking Facilities[1]	5.200	04/01/2013	06/14/2010	B	20,039
10,000	Montclair, CA Redevel. Agency Mobile Home Park (Augusta Homes Villa Del Arroyo)[1]	6.100	11/15/2037	09/06/2034	A	9,027
25,000	Montclair, CA Redevel. Agency Mobile Home Park (Hacienda Mobile Home Park)[1]	6.000	11/15/2029	02/08/2027	A	23,197
F17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$20,000	Montclair, CA Redevel. Agency Mobile Home Park (Villa Mobile Home Park)[1]	6.100%	06/15/2029	07/16/2023	A	$18,584
10,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.500	09/01/2022	03/27/2021	A	9,037
5,000	Monterey County, CA Hsg. Authority (Parkside Manor Apartments)[1]	6.000	01/01/2029	10/01/2010	C	4,548
10,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[2]	5.500	03/01/2010	03/01/2010		10,042
30,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.500	03/01/2011	03/01/2010	B	30,268
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.600	03/01/2012	09/01/2010	B	65,730
50,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.600	03/01/2013	09/01/2010	B	50,670
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2015	09/01/2010	B	66,154
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2016	09/01/2010	B	20,398
10,000	Moorpark, CA Mobile Home Park (VillaDel Arroyo)[1]	7.000	05/15/2020	06/26/2010	B	10,004
15,000	Moorpark, CA Special Tax Community Facilities District No. 97-1[1]	6.400	09/01/2017	06/27/2014	A	14,999
140,000	Moorpark, CA Special Tax Community Facilities District No. 97-1[1]	6.700	09/01/2027	09/12/2023	A	134,277
15,000	Morgan Hill, CA Improvement Bond Act 1915[1]	5.600	09/02/2011	03/02/2010	B	15,017
350,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500	08/01/2013	02/01/2010	B	350,774
205,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500	08/01/2021	08/01/2010	B	205,096
10,000	Murrieta County, CA Water District[1]	6.500	10/01/2015	10/01/2012	B	10,264
30,000	Murrieta County, CA Water District Special Tax Community Facilities District No. 88-1[1]	6.700	12/01/2030	12/12/2021	A	28,764
10,000	Murrieta, CA Community Facilities District Special Tax (Blackmore Ranch)[1]	6.100	09/01/2034	09/23/2027	A	9,059
20,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)[1]	6.300	09/01/2031	05/06/2029	A	18,493
700,000	Murrieta, CA Community Facilities District Special Tax (Bremerton)[1]	5.625	09/01/2034	01/13/2031	A	618,646
105,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)[1]	5.500	09/01/2034	10/09/2032	A	88,032
55,000	Murrieta, CA Improvement Bond Act 1915[1]	6.375	09/01/2031	01/08/2025	A	51,603
50,000	Murrieta, CA Water Public Financing Authority[1]	5.700	10/01/2021	04/01/2010	B	50,374
10,000	Needles, CA Public Utility Authority[1]	6.350	02/01/2012	02/01/2010	B	10,014
F18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$190,000	Needles, CA Public Utility Authority[1]	6.650%	02/01/2032	02/11/2028	A	$181,627
15,000	Northern CA Power Agency (Hydroelectric)[1]	5.000	07/01/2018	07/01/2010	B	15,037
3,525,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750	06/01/2023	07/18/2011	C	3,258,334
35,000	Novato, CA GO2	5.000	08/01/2012	02/01/2010	B	35,126
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	5.900	06/01/2014	06/01/2014		30,070
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.000	06/01/2019	06/01/2019		9,769
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.100	06/01/2027	03/29/2024	A	45,191
25,000	Ontario, CA Improvement Bond Act 1915[1]	6.800	09/02/2013	09/01/2010	B	25,036
15,000	Orange County, CA Improvement Bond Act 1915[1]	5.500	09/02/2016	03/02/2010	B	15,004
10,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.375	09/02/2012	09/01/2010	B	10,012
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.850	09/02/2013	03/02/2011	B	20,227
55,000	Oroville, CA Hospital[1]	5.400	12/01/2022	01/08/2021	A	54,998
1,415,000	Oxnard, CA Harbor District[2]	5.550	08/01/2013	02/01/2010	B	1,417,476
25,000	Oxnard, CA Improvement Bond Act 1915[1]	5.625	09/02/2027	10/10/2025	A	21,860
20,000	Oxnard, CA School District, Series A1	5.250	08/01/2027	02/01/2010	B	20,441
10,000	Oxnard, CA Special Tax Community Facilities District No. 1[1]	6.000	09/01/2027	04/13/2026	A	9,157
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.000	07/01/2018	08/09/2016	A	234,880
125,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400	09/01/2035	10/09/2033	A	97,556
500,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	08/01/2011	B	504,670
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.100	09/02/2024	09/02/2024		96,894
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.125	09/02/2025	09/02/2025		96,103
45,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.700	09/02/2018	03/02/2014	B	45,918
25,000	Pasadena, CA Public Financing Authority (Orange Grove & Villa Parke)[1]	5.450	06/01/2012	06/01/2012		25,067
275,000	Perris, CA Community Facilities District Special Tax[1]	6.375	09/01/2032	01/28/2029	A	247,869
60,000	Perris, CA Public Financing Authority[1]	5.750	09/01/2024	10/14/2021	A	54,637
160,000	Perris, CA Public Financing Authority[1]	7.875	09/01/2025	09/01/2010	B	160,117
F19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$20,000	Perris, CA Public Financing Authority, Series A1	6.125%	09/01/2034	09/30/2030	A	$17,746
10,000	Petaluma, CA Improvement Bond Act 1915[1]	6.000	09/02/2020	12/19/2018	A	9,665
60,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.300	09/02/2025	10/18/2023	A	57,695
10,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.350	09/02/2031	05/10/2029	A	9,095
20,000	Pittsburg, CA Improvement Bond Act 1915 (San Marco Phase I)[1]	6.350	09/02/2031	01/27/2028	A	18,190
50,000	Pittsburg, CA Infrastructure Financing Authority[1]	5.850	09/02/2015	09/02/2010	B	50,014
130,000	Pittsburg, CA Infrastructure Financing Authority, Series B1	6.000	09/02/2024	02/03/2020	A	121,945
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)[1]	5.850	08/01/2018	08/01/2011	B	508,275
4,550,000	Placentia, CA Redevel. Agency Tax Allocation[1]	7.750	02/01/2014	08/01/2011	B	4,621,481
10,000	Placer County, CA Community Facilities District[1]	6.500	09/01/2026	10/16/2024	A	9,485
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)[1]	5.700	09/01/2013	09/01/2011	B	5,123
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)[1]	6.300	09/01/2019	09/01/2012	A	4,989
10,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1[1]	5.875	09/01/2025	03/29/2024	A	8,951
50,000	Pomona, CA Unified School District[1]	5.100	08/01/2028	02/01/2010	B	51,060
350,000	Port of Oakland, CA1	5.700	11/01/2019	05/01/2010	B	350,592
2,500,000	Port of Oakland, CA1	5.750	11/01/2020	05/01/2010	B	2,503,225
515,000	Port of Oakland, CA1	5.750	11/01/2021	05/01/2010	B	515,556
2,975,000	Port of Oakland, CA1	5.875	11/01/2017	05/01/2010	B	2,984,937
2,025,000	Port of Oakland, CA1	5.875	11/01/2030	05/01/2010	B	2,026,661
100,000	Port Redwood City, CA GO1	5.400	06/01/2019	06/01/2011	B	100,543
20,000	Poway, CA Public Financing Authority (Water Services)[1]	5.500	11/01/2015	06/15/2010	B	20,024
270,000	Poway, CA Unified School District[1]	7.500	09/15/2032	03/15/2010	B	278,216
30,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.750	09/01/2032	03/01/2028	A	25,682
25,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.950	09/01/2018	09/01/2018		24,800
35,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	6.100	09/01/2031	03/24/2029	A	31,588
10,000	Rancho Cucamonga, CA Public Finance Authority[1]	6.000	09/02/2020	05/02/2018	A	9,482
20,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.500	09/02/2024	05/02/2022	C	17,234
F20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$30,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.750%	09/02/2022	03/28/2021	A	$27,913
35,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.600	09/01/2020	03/01/2011	B	35,089
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)[1]	7.000	09/02/2013	03/02/2010	B	56,696
10,000	Redlands, CA Community Facilities District[1]	5.850	09/01/2033	05/27/2031	A	8,408
50,000	Reedley, CA COP (Sierra View Homes)[1]	5.850	03/01/2021	09/01/2010	B	50,184
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.000	09/01/2016	09/01/2016		47,076
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.050	09/01/2017	09/01/2017		23,080
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.125	09/01/2018	09/01/2018		58,985
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.200	09/01/2019	09/01/2019		89,441
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2020	09/01/2020		88,290
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2021	09/01/2021		43,524
80,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2027	06/21/2024	A	68,099
100,000	River Islands, CA Public Financing Authority[1]	6.150	09/01/2035	06/23/2032	A	81,448
250,000	Riverside County, CA Community Facilities District Special Tax[1]	5.000	09/01/2012	09/01/2012		251,555
15,000	Riverside County, CA Community Facilities District Special Tax[1]	6.000	09/01/2030	05/01/2028	A	12,755
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.100	09/01/2013	09/01/2013		149,024
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.150	09/01/2014	09/01/2014		211,291
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.200	09/01/2015	09/01/2015		373,550
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.250	09/01/2016	09/01/2016		214,855
1,255,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.500	09/01/2020	03/27/2019	A	1,133,177
370,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.150	09/01/2010	09/01/2010		372,294
200,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.300	09/01/2011	09/01/2011		202,848
210,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.350	09/01/2012	09/01/2012		213,158
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.400	09/01/2013	09/01/2013		431,699
F21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.450%	09/01/2014	09/01/2014		$447,921
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.500	09/01/2015	09/01/2015		468,032
55,000	Riverside County, CA Public Financing Authority (Menifee Village)[1]	7.150	09/01/2011	09/01/2010	B	55,136
505,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	05/04/2015	A	495,875
65,000	Riverside, CA Improvement Bond Act 1915[1]	8.250	09/02/2016	03/02/2010	B	65,130
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)[1]	6.250	09/02/2029	10/17/2027	A	180,582
10,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)[1]	8.500	09/02/2012	09/01/2010	B	10,033
10,000	Riverside, CA Unified School District[1]	5.000	02/01/2027	02/01/2013	B	10,086
100,000	Riverside, CA Unified School District[1]	5.350	09/01/2024	03/04/2024	A	92,525
90,000	Riverside, CA Unified School District[1]	5.450	09/01/2025	10/10/2023	A	83,701
100,000	Riverside, CA Unified School District[1]	5.500	09/01/2034	10/10/2032	A	84,359
80,000	Riverside, CA Unified School District[1]	5.700	09/01/2034	01/01/2031	A	69,862
10,000	Riverside, CA Unified School District[1]	6.000	09/01/2029	05/25/2023	A	9,397
25,000	Romoland, CA School District Special Tax[1]	6.000	09/01/2033	11/10/2029	A	20,879
50,000	Romoland, CA School District Special Tax[1]	6.375	09/01/2033	06/04/2031	A	43,817
50,000	Romoland, CA School District Special Tax[1]	6.375	09/01/2033	09/27/2026	A	43,817
40,000	Roseville, CA Special Tax (North Central Community District)[1]	5.800	09/01/2017	06/18/2014	A	39,973
10,000	Roseville, CA Special Tax Community Facilities District No. 1 (Westpark)[1]	4.300	09/01/2012	09/01/2012		9,861
25,000	Sacramento County, CA COP[1]	5.375	02/01/2019	02/01/2010	B	25,014
1,000,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000	02/01/2033	08/01/2012	B	1,020,210
20,000	Sacramento County, CA Sanitation District Financing Authority[2]	5.600	12/01/2017	06/01/2010	B	20,084
25,000	Sacramento, CA City Financing Authority[1]	5.250	05/01/2015	11/01/2010	B	25,159
10,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)[1]	5.500	09/02/2016	09/01/2010	B	10,015
5,000	Sacramento, CA Municipal Utility District[2]	8.000	11/15/2010	05/15/2010	B	5,030
70,000	Sacramento, CA Special Tax[1]	5.700	12/01/2020	09/15/2017	A	68,917
30,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[1]	6.300	09/01/2026	03/01/2011	B	30,070
10,000	Saddleback Valley, CA Unified School District[2]	5.650	09/01/2017	09/01/2010	B	10,040
5,000	Saddleback Valley, CA Unified School District[1]	7.200	12/01/2011	06/01/2010	B	5,049
95,000	Salida, CA Public Facilities Financing Agency[2]	5.250	09/01/2028	09/01/2010	B	95,155
F22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$180,000	Salinas Valley, CA Solid Waste Authority[1]	5.625%		08/01/2015	08/01/2012	B	$186,100
100,000	Salinas, CA Improvement Bond Act 1915[1]	5.450		09/02/2013	09/02/2013		100,583
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)[1]	5.500		09/02/2013	09/02/2013		50,942
30,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[2]	5.500		11/01/2010	06/14/2010	B	30,119
120,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	06/14/2010	B	120,389
220,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[3]	05/01/2031	05/01/2031		65,800
635,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2026	02/04/2026	A	600,716
700,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2028	05/18/2027	A	653,513
85,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.250		08/01/2016	02/01/2010	B	85,068
90,000	San Bernardino County, CA Hsg. Authority (Friendly Village Mobile Home Park Corp.)[1]	6.700		03/20/2043	03/20/2013	B	96,140
60,000	San Bernardino County, CA Hsg. Authority (Glen Aire Mobile Home Park)[1]	6.700		12/20/2041	11/20/2016	B	64,256
110,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	06/01/2010	B	110,052
25,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	07/28/2018	B	25,024
65,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600		01/01/2015	07/01/2010	B	65,137
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)[1]	6.625		04/01/2026	04/01/2014	B	150,171
685,000	San Bernardino, CA Mountains Community Hospital District COP[2]	5.000		02/01/2017	03/07/2015	A	608,753
30,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)[1]	7.875		07/01/2025	12/17/2018	A	28,550
95,000	San Diego County, CA COP (San Diego Hospital Assoc./Sharp Memorial Hospital Obligated Group)[1]	5.000		08/15/2018	08/15/2010	B	95,312
320,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.600		11/01/2010	06/15/2010	B	320,246
25,000	San Diego, CA COP (Balboa & Mission Bay Parks)[2]	5.600		11/01/2010	06/14/2010	B	25,100
35,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.800		11/01/2016	06/14/2010	B	35,081
105,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	6.000		11/01/2019	06/15/2010	B	105,174
F23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$25,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	6.000%	11/01/2020	06/15/2010	B	$25,041
170,000	San Diego, CA Mtg. (Mariners Cove)[1]	5.800	09/01/2015	09/01/2010	B	170,369
30,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	05/15/2027	05/15/2010	B	30,023
115,000	San Francisco, CA Bay Area Rapid Transit District[2]	5.000	07/01/2028	07/01/2010	B	115,762
55,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2017	05/01/2011	B	55,420
270,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2019	05/01/2010	B	270,068
70,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2021	07/01/2010	B	70,009
275,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2022	07/01/2010	B	275,028
130,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2023	11/23/2021	A	127,278
78,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2025	05/14/2024	A	77,994
30,000	San Francisco, CA City & County Airports Commission[1]	5.125	05/01/2021	05/01/2011	B	30,041
185,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	01/01/2026		181,859
1,000,000	San Francisco, CA City & County Airports Commission[1]	5.250	05/01/2026	11/25/2024	A	982,760
25,000	San Francisco, CA City & County Airports Commission[1]	5.500	05/01/2016	05/01/2012	B	25,829
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.000	01/01/2014	07/01/2010	B	10,017
260,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.125	01/01/2017	07/01/2010	B	260,159
40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	07/01/2010	B	40,005
50,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	01/01/2027		48,902
490,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	07/01/2010	B	490,363
25,000	San Francisco, CA City & County COP (2789 25th Street Property)[1]	5.000	09/01/2013	09/01/2010	B	25,081
20,000	San Francisco, CA City & County COP (77th Street Property)[1]	5.300	09/01/2022	09/01/2010	B	20,064
90,000	San Francisco, CA City & County COP (San Bruno Jail)[2]	5.250	10/01/2026	10/01/2010	B	91,049
50,000	San Francisco, CA City & County Financing Corp. (Comb Emergency Communications)[1]	5.000	04/01/2015	06/14/2010	B	50,173
F24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$70,000	San Francisco, CA City & County Financing Corp. (Comb Emergency Communications)[1]	5.300%	04/01/2011	06/14/2010	B	$70,240
45,000	San Francisco, CA City & County Improvement Bond Act 1915[1]	6.850	09/02/2026	03/02/2010	B	46,356
25,000	San Francisco, CA City & County Parking Authority (Parking Meter)[1]	5.000	06/01/2018	06/01/2010	B	25,078
115,000	San Francisco, CA City & County Redevel. Agency[2]	6.750	07/01/2025	07/01/2010	B	115,339
90,000	San Francisco, CA City & County Redevel. Agency (South Beach)[1]	5.700	03/01/2029	09/01/2010	B	90,068
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)[1]	6.125	09/01/2024	06/23/2021	A	22,806
20,000	San Jose, CA Improvement Bond Act 1915[1]	5.600	09/02/2016	09/02/2016		19,524
25,000	San Jose, CA Improvement Bond Act 1915[1]	5.700	09/02/2018	09/02/2018		23,738
95,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2019	09/02/2019		89,194
60,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2020		56,852
270,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	07/15/2034	07/15/2017	B	278,702
30,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	10/11/2012	A	27,516
275,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875	03/01/2033	03/01/2012	B	277,888
20,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2014	08/01/2010	B	20,034
10,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2016	02/01/2010	B	10,011
45,000	San Jose, CA Redevel. Agency[1]	5.750	08/01/2017	02/01/2010	B	45,292
20,000	San Jose, CA Unified School District COP[2]	5.000	06/01/2016	06/01/2010	B	20,067
35,000	San Jose, CA Unified School District COP[1]	5.125	06/01/2022	06/01/2010	B	35,105
200,000	San Marcos, CA Public Facilities Authority[1]	5.800	09/01/2018	09/01/2010	B	200,988
35,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	06/14/2010	B	35,002
1,045,000	San Marcos, CA Special Tax[1]	5.900	09/01/2028	05/02/2026	A	929,392
20,000	San Mateo, CA Sewer[1]	5.000	08/01/2028	02/01/2010	B	20,029
12,000,000	Santa Clara County, CA Financing Authority[5]	5.250	05/15/2036	05/15/2018	B	12,406,560
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apts.)[1]	5.850	08/01/2031	02/01/2013	B	1,716,852
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	02/01/2012	B	80,989
45,000	Santa Cruz County, CA Hsg. Authority (Northgate Apartments)[1]	5.350	07/20/2022	07/20/2011	B	45,617
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	09/01/2010	B	805,376
20,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.200	09/01/2020	09/01/2011	B	20,343
F25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$45,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.250%	09/01/2029	09/01/2011	B	$45,368
25,000	Santa Maria, CA COP[1]	5.500	08/01/2021	08/01/2010	B	25,010
25,000	Santa Nella County, CA Water District[1]	6.250	09/02/2028	02/22/2021	A	23,385
175,000	Santa Rosa, CA Improvement Bond Act 1915 (Fountaingrove Parkway)[1]	5.700	09/02/2019	05/01/2017	A	163,525
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)[1]	6.700	09/02/2022	03/02/2014	B	20,055
40,000	Santa Rosa, CA Improvement Bond Act 1915 (Skyhawk)[1]	5.750	09/02/2020	11/22/2017	A	37,062
50,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	5.500	09/01/2030	04/26/2028	A	44,940
910,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	6.375	09/01/2030	11/15/2022	A	909,909
115,000	Scotts Valley, CA Special Tax[1]	5.200	09/01/2028	04/25/2026	A	109,467
15,000	Sequoia, CA Hospital District[1]	5.375	08/15/2023	02/15/2010	B	16,106
110,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.000	11/01/2013	11/01/2013		110,141
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.250	11/01/2017	11/01/2017		95,096
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.300	11/01/2018	11/01/2018		91,785
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.350	11/01/2019	11/01/2019		92,375
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.375	11/01/2020	11/01/2020		91,236
80,000	Solana Beach, CA Community Facilities District[1]	5.300	09/01/2010	09/01/2010		80,569
20,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	07/01/2010	B	20,030
4,505,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	10/14/2012	C	4,131,355
4,235,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000	06/01/2037	11/25/2020	A	3,209,071
125,000	Spreckels, CA Union School District[1]	6.125	08/01/2017	08/01/2010	B	125,649
25,000	Stockton, CA Community Facilities District[1]	6.750	08/01/2010	02/01/2010	B	25,357
30,000	Stockton, CA Improvement Bond Act 1915[1]	5.800	09/02/2020	04/19/2017	A	29,212
50,000	Susanville, CA COP[2]	5.750	05/01/2011	05/01/2010	B	50,185
135,000	Susanville, CA COP[2]	6.000	05/01/2011	05/01/2010	B	135,583
5,000	Susanville, CA Public Financing Authority[1]	7.750	09/01/2017	09/01/2010	B	5,013
25,000	Sweetwater, CA Authority[1]	5.250	04/01/2010	04/01/2010		25,126
100,000	Taft, CA Public Financing Authority (Community Correctional Facility)[1]	6.050	01/01/2017	07/01/2010	B	100,165
15,000	Tejon Ranch, CA Public Facilities Finance Authority[1]	7.200	09/01/2030	05/09/2026	A	14,409
F26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$730,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax (Community Facilities District No. 1)[1]	7.200%	09/01/2030	08/19/2023	A	$701,245
30,000	Temecula Valley, CA Unified School District Community Facilities District No. 02-1[1]	6.125	09/01/2033	10/14/2031	A	26,302
865,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.500	09/01/2010	09/01/2010		842,899
905,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.650	09/01/2011	09/01/2011		844,827
20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	04/27/2016	A	19,678
340,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2013	04/01/2010	B	342,122
2,030,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	04/01/2010	B	2,035,745
50,000	Tracy, CA Community Facilities District[1]	5.400	09/01/2015	09/01/2015		49,012
50,000	Tracy, CA Community Facilities District[1]	6.100	09/01/2015	09/02/2011	B	50,267
10,000	Tracy, CA Community Facilities District[1]	6.500	09/01/2020	09/01/2020		9,827
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)[1]	6.250	09/01/2032	05/07/2030	A	22,189
100,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.000	09/01/2027	05/31/2025	A	89,317
30,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.300	09/01/2017	09/01/2017		30,020
35,000	Tracy, CA Improvement Bond Act 1915[1]	5.700	09/02/2023	08/16/2019	A	31,263
75,000	Tracy, CA Operating Partnership Joint Powers Authority[1]	6.100	09/02/2021	05/15/2019	A	72,519
30,000	Truckee-Donner, CA Public Utility District Special Tax[1]	5.800	09/01/2035	05/25/2033	A	24,728
75,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.000	09/01/2028	06/06/2026	A	66,764
20,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.100	09/01/2033	10/31/2031	A	17,377
750,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	10/26/2016	A	731,220
25,000	Turlock, CA Irrigation District, Series A1	5.000	01/01/2026	07/01/2010	B	25,006
210,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	5.900	09/01/2024	02/09/2021	A	189,790
185,000	Upland, CA COP (San Antonio Community Hospital)[1]	5.000	01/01/2018	07/01/2010	B	185,113
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)[1]	5.850	09/02/2016	07/01/2012	A	19,837
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)[1]	6.300	09/02/2013	09/02/2013		10,211
F27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$195,000	Vacaville, CA Public Financing Authority[1]	5.400%	09/01/2022	09/01/2010	B	$195,045
145,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	11/01/2011	B	147,127
275,000	Val Verde, CA Unified School District[1]	6.125	09/01/2034	06/24/2031	A	257,615
25,000	Vallejo, CA Public Financing Authority, Series A1	7.500	09/01/2020	03/01/2010	B	25,011
40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2017	09/01/2017		39,188
30,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2026	05/02/2024	A	26,757
40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.125	09/01/2034	06/24/2031	A	34,140
20,000	Vallejo, CA Unified School District[1]	5.250	08/01/2016	08/01/2010	B	20,080
80,000	Vallejo, CA Unified School District[1]	5.400	08/01/2024	02/01/2010	B	80,319
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	5.500	09/01/2019	09/01/2019		23,404
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2025	09/01/2025		9,374
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2028	09/16/2027	A	17,804
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.000	12/01/2022	06/15/2019	A	1,603,427
145,000	Victor, CA Elementary School District[1]	5.600	09/01/2034	04/06/2033	A	116,429
60,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	04/01/2010	B	60,103
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	06/01/2010	B	5,021
15,000	Wasco, CA Improvement Bond Act 1915[1]	8.750	09/02/2010	03/02/2010	C	15,409
15,000	Wasco, CA Improvement Bond Act 1915[1]	8.750	09/02/2013	09/02/2010	B	15,497
15,000	Wasco, CA Public Financing Authority[1]	7.350	09/15/2015	09/15/2010	B	15,021
15,000	Wasco, CA Public Financing Authority[1]	7.500	09/15/2023	09/15/2010	B	15,008
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)[1]	5.100	09/01/2014	09/01/2010	B	100,161
20,000	West Patterson, CA Financing Authority Special Tax[1]	5.850	09/01/2028	10/29/2026	A	16,038
10,000	West Patterson, CA Financing Authority Special Tax[1]	6.000	09/01/2019	09/01/2019		8,911
15,000	West Patterson, CA Financing Authority Special Tax[1]	6.000	09/01/2039	05/18/2035	A	11,427
105,000	West Patterson, CA Financing Authority Special Tax[1]	6.600	09/01/2033	12/17/2030	A	88,629
25,000	West Patterson, CA Financing Authority Special Tax[1]	6.700	09/01/2032	04/26/2028	A	21,441
5,000	West Patterson, CA Financing Authority Special Tax[1]	6.750	09/01/2035	09/01/2017	A	4,280
F28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$110,000	West Patterson, CA Financing Authority Special Tax[1]	6.750%	09/01/2036	03/22/2027	A	$93,981
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District[1]	5.600	09/01/2019	09/01/2019		8,642
60,000	West Sacramento, CA Financing Authority Special Tax[1]	6.100	09/01/2029	02/15/2026	A	53,991
5,000	West Sacramento, CA Improvement Bond Act 1915[1]	8.500	09/02/2017	11/01/2015	C	5,154
250,000	West Sacramento, CA Special Tax Community Facilities District No. 12[1]	5.750	09/01/2029	03/01/2010	B	250,038
50,000	West Sacramento, CA Special Tax Community Facilities District No. 14[1]	6.125	09/01/2021	11/30/2018	A	48,447
10,000	West Sacramento, CA Special Tax Community Facilities District No. 17[1]	5.875	09/01/2033	08/17/2029	A	8,436
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)[1]	6.500	09/01/2031	08/11/2027	A	46,293
25,000	Western CA Municipal Water Districts[1]	7.125	09/02/2014	09/01/2010	B	25,788
85,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)[1]	7.000	11/01/2014	05/01/2010	B	85,294
30,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2013	09/01/2010	B	30,059
70,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	03/25/2022	A	69,999
50,000	Yuba City, CA Unified School District COP[2]	4.900	02/01/2011	02/01/2010	B	50,161
30,000	Yuba City, CA Unified School District COP[1]	5.250	02/01/2022	02/01/2010	B	30,078
25,000	Yucaipa, CA Redevel. Agency (Eldorado Palms Mobile Home)[1]	6.000	05/01/2030	07/06/2025	A	23,047
30,000	Yucaipa, CA Special Tax Community Facilities District No. 98-1[1]	6.000	09/01/2028	01/23/2021	A	26,657

						232,934,253

U.S. Possessions—6.7%
600,000	Guam Government Waterworks Authority & Wastewater System[1]	6.000	07/01/2025	07/01/2015	B	602,442
55,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	10/31/2013	A	53,049
360,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	10/01/2031	A	343,562
560,000	Puerto Rico Commonwealth GO1	5.625	07/01/2031	07/01/2014	B	560,515
300,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2035	07/01/2010	D	302,919
110,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100	12/01/2018	06/01/2010	B	110,267
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	06/01/2011	B	4,441,228
F29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions Continued
$915,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500%	07/01/2012	01/28/2011	B	$920,636
520,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2013	07/01/2010	B	525,938
135,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	10/01/2010	B	135,198
75,000	Puerto Rico Port Authority, Series D1	6.000	07/01/2021	10/01/2010	B	75,053
1,000,000	Puerto Rico Port Authority, Series D1	7.000	07/01/2014	07/01/2010	B	1,003,220
925,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	06/01/2014	B	1,006,705
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	B	2,786,732
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	B	2,579,925
250,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2024	10/01/2014	B	251,833

						15,699,222

Total Investments, at Value (Cost $259,377,372)—106.4%						248,633,475
Liabilities in Excess of Other Assets—(6.4)						(14,866,873)

Net Assets—100.0%						$233,766,602

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

B.	Optional call date; corresponds to the most conservative yield calculation.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

D.	Date of mandatory put.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2010 was $7,729,200, which represents 3.31% of the Fund’s net assets. See Note 5 of accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

6.	Issue is in default. See Note 1 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2010 based on valuation input level:

		Level 2–
	Level 1–	Other	Level 3–
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$232,934,253	$—	$232,934,253
U.S. Possessions	—	15,699,222	—	15,699,222

Total Assets	$—	$248,633,475	$—	$248,633,475

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

CDA	Communities Devel. Authority

COP	Certificates of Participation

CVHP	Citrus Valley Health Partners

CVMC	Citrus Valley Medical Center

FF	Feedback Foundation

FH	Foothill Hospital

GO	General Obligation

HFA	Housing Finance Agency

IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

M.S.R	Modesto Irrigation District of the City of Santa Clara and the City of Redding

OCTC	Olive Crest Treatment Centers

ROLs	Residual Option Longs

SCADP	Southern California Alcohol & Drug Programs

TASC	Tobacco Settlement Asset-Backed Bonds

V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
F31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2010

Assets
Investments, at value (cost $259,377,372)—see accompanying statement of investments	$248,633,475
Cash	1,149,564
Receivables and other assets:
Interest	4,389,877
Investments sold	2,393,873
Shares of beneficial interest sold	1,517,649
Other	87,235

Total assets	258,171,673

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	11,667,000
Payable on borrowings (See Note 6)	10,200,000
Investments purchased	1,817,918
Shares of beneficial interest redeemed	408,964
Dividends	155,104
Distribution and service plan fees	48,039
Trustees’ compensation	25,977
Shareholder communications	12,374
Transfer and shareholder servicing agent fees	6,620
Interest expense on borrowings	1,374
Other	61,701

Total liabilities	24,405,071

Net Assets	$233,766,602

Composition of Net Assets
Par value of shares of beneficial interest	$70,266
Additional paid-in capital	256,837,375
Accumulated net investment income	1,676,333
Accumulated net realized loss on investments	(14,073,475)
Net unrealized depreciation on investments	(10,743,897)

Net Assets	$233,766,602

F32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $166,964,378 and 50,153,165 shares of beneficial interest outstanding)	$3.33
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.45
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,959,059 and 575,115 shares of beneficial interest outstanding)	$3.41
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $64,843,165 and 19,537,700 shares of beneficial interest outstanding)	$3.32
See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2010

Investment Income
Interest	$7,117,481
Other income	73

Total investment income	7,117,554

Expenses
Management fees	542,309
Distribution and service plan fees:
Class A	201,281
Class B	10,076
Class C	318,853
Transfer and shareholder servicing agent fees:
Class A	26,869
Class B	1,699
Class C	17,550
Shareholder communications:
Class A	8,732
Class B	496
Class C	5,889
Borrowing fees	436,734
Interest expense and fees on short-term floating rate notes issued (See Note 1)	52,190
Interest expense on borrowings	15,644
Trustees’ compensation	3,891
Custodian fees and expenses	673
Other	37,376

Total expenses	1,680,262

Net Investment Income	5,437,292

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(175,891)
Net change in unrealized depreciation on investments	8,575,263

Net Increase in Net Assets Resulting from Operations	$13,836,664

See accompanying Notes to Financial Statements.
F34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2010	July 31,
	(Unaudited)	2009

Operations
Net investment income	$5,437,292	$12,170,119
Net realized loss	(175,891)	(13,066,610)
Net change in unrealized depreciation	8,575,263	(4,440,327)

Net increase (decrease) in net assets resulting from operations	13,836,664	(5,336,818)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(3,847,396)	(8,566,851)
Class B	(36,909)	(71,382)
Class C	(1,252,304)	(2,636,688)

	(5,136,609)	(11,274,921)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	6,462,205	(61,474,344)
Class B	(98,844)	34,482
Class C	2,028,295	(12,990,580)

	8,391,656	(74,430,442)

Net Assets
Total increase (decrease)	17,091,711	(91,042,181)
Beginning of period	216,674,891	307,717,072

End of period (including accumulated net investment income of $1,676,333 and $1,375,650, respectively)	$233,766,602	$216,674,891

See accompanying Notes to Financial Statements.
F35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$13,836,664
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(31,607,467)
Proceeds from disposition of investment securities	28,499,667
Short-term investment securities, net	(8,335,140)
Premium amortization	315,596
Discount accretion	(497,380)
Net realized loss on investments	175,891
Net change in unrealized depreciation on investments	(8,575,263)
Increase in interest receivable	(148,572)
Decrease in receivable for securities sold	2,798,601
Decrease in other assets	388,002
Increase in payable for securities purchased	1,709,822
Decrease in other liabilities	(317,177)

Net cash used in operating activities	(1,756,756)

Cash Flows from Financing Activities
Proceeds from bank borrowings	71,100,000
Payments on bank borrowings	(80,400,000)
Proceeds from short-term floating rate notes issued	8,710,000
Proceeds from shares sold	40,041,940
Payments on shares redeemed	(35,445,457)
Cash distributions paid	(1,679,384)

Net cash provided by financing activities	2,327,099
Net increase in cash	570,343
Cash, beginning balance	579,221

Cash, ending balance	$1,149,564

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $3,388,037
Cash paid for interest on bank borrowings—$34,246
Cash paid for interest on short-term floating rate notes issued—$52,190
See accompanying Notes to Financial Statements.
F36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.20	$3.34	$3.55	$3.52	$3.56	$3.30

Income (loss) from investment operations:
Net investment income[1]	.08	.16	.15	.15	.15	.16
Net realized and unrealized gain (loss)	.13	(.15)	(.22)	.02	(.03)	.25

Total from investment operations	.21	.01	(.07)	.17	.12	.41

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.15)	(.14)	(.14)	(.16)	(.15)

Net asset value, end of period	$3.33	$3.20	$3.34	$3.55	$3.52	$3.56

Total Return, at Net Asset Value[2]	6.52%	0.51%	(1.85)%	4.99%	3.32%	12.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$166,965	$154,287	$228,159	$208,041	$161,562	$44,554

Average net assets (in thousands)	$162,771	$180,705	$229,325	$186,689	$105,009	$21,877

Ratios to average net assets:[3]
Net investment income	4.96%	5.10%	4.36%	4.10%	4.19%	4.76%
Expenses excluding interest and fees on short-term floating rate notes issued	1.19%	1.43%	0.89%	1.04%	1.42%	1.66%
Interest and fees on short-term floating rate notes issued	0.05%[4]	0.03%[4]	0.15%[4]	0.24%[4]	—	—

Total expenses	1.24%	1.46%	1.04%	1.28%	1.42%	1.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.24%	1.46%	1.03%	1.08%	0.80%	0.80%

Portfolio turnover rate	19%	31%	41%	17%	33%	4%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.27	$3.41	$3.62	$3.59	$3.63	$3.36

Income (loss) from investment operations:
Net investment income[1]	.07	.13	.12	.12	.13	.14
Net realized and unrealized gain (loss)	.13	(.15)	(.22)	.02	(.04)	.26

Total from investment operations	.20	(.02)	(.10)	.14	.09	.40

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.12)	(.11)	(.11)	(.13)	(.13)

Net asset value, end of period	$3.41	$3.27	$3.41	$3.62	$3.59	$3.63

Total Return, at Net Asset Value[2]	6.20%	(0.50)%	(2.69)%	4.05%	2.49%	12.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,959	$1,977	$2,028	$2,136	$2,517	$1,295

Average net assets (in thousands)	$1,999	$1,951	$2,068	$2,276	$1,980	$836

Ratios to average net assets:[3]
Net investment income	4.04%	4.14%	3.46%	3.34%	3.49%	4.11%
Expenses excluding interest and fees on short-term floating rate notes issued	2.13%	2.45%	1.77%	1.94%	2.30%	2.86%
Interest and fees on short-term floating rate notes issued	0.05%[4]	0.03%[4]	0.15%[4]	0.24%[4]	—	—

Total expenses	2.18%	2.48%	1.92%	2.18%	2.30%	2.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.18%	2.48%	1.91%	1.89%	1.55%	1.55%

Portfolio turnover rate	19%	31%	41%	17%	33%	4%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.19	$3.33	$3.54	$3.51	$3.56	$3.30

Income (loss) from investment operations:
Net investment income[1]	.07	.13	.12	.12	.12	.14
Net realized and unrealized gain (loss)	.12	(.15)	(.21)	.03	(.04)	.25

Total from investment operations	.19	(.02)	(.09)	.15	.08	.39

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.12)	(.12)	(.12)	(.13)	(.13)

Net asset value, end of period	$3.32	$3.19	$3.33	$3.54	$3.51	$3.56

Total Return, at Net Asset Value[2]	6.13%	(0.29)%	(2.59)%	4.25%	2.30%	12.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,843	$60,411	$77,530	$59,029	$51,659	$21,589

Average net assets (in thousands)	$63,275	$66,544	$71,291	$55,357	$39,346	$9,836

Ratios to average net assets:[3]
Net investment income	4.18%	4.31%	3.58%	3.34%	3.46%	3.98%
Expenses excluding interest and fees on short-term floating rate notes issued	1.97%	2.23%	1.67%	1.84%	2.21%	2.55%
Interest and fees on short-term floating rate notes issued	0.05%[4]	0.03%[4]	0.15%[4]	0.24%[4]	—	—

Total expenses	2.02%	2.26%	1.82%	2.08%	2.21%	2.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.02%	2.26%	1.81%	1.86%	1.55%	1.55%

Portfolio turnover rate	19%	31%	41%	17%	33%	4%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Limited Term California Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign
F40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $11,667,000 as of January 31, 2010, which represents 4.52% of the Fund’s total assets.
F41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2010, municipal bond holdings with a value of $17,772,375 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $11,667,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
F42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

At January 31, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,668,000	CA Austin Trust Various States Inverse Certificates	8.636%	2/1/42	$2,698,815
3,000,000	Santa Clara County, CA Financing Authority ROLs[3]	15.750	5/15/36	3,406,560

				$6,105,375

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F31 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $9,000,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of January 31, 2010 is as follows:

Cost	$402,050
Market Value	$391,141
Market Value as a % of Net Assets	0.17%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class
F43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 31, 2009, the Fund had available for federal income tax purposes post-October losses of $11,202,233 and unused capital loss carryforwards as follows:

Expiring

2013	$17,565
2014	1,553
2015	172,117
2016	55,871
2017	2,457,882

Total	$2,704,988

As of January 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $14,083,112 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments,
F44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$259,378,181

Gross unrealized appreciation	$3,366,488
Gross unrealized depreciation	(14,111,194)

Net unrealized depreciation	$(10,744,706)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,024
Payments Made to Retired Trustees	2,151
Accumulated Liability as of January 31, 2010	17,570
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
F45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	8,857,540	$29,367,608	18,786,079	$58,922,256
Dividends and/or distributions reinvested	778,821	2,584,531	1,960,920	6,100,545
Redeemed	(7,683,784)	(25,489,934)	(40,813,443)	(126,497,145)

Net increase (decrease)	1,952,577	$6,462,205	(20,066,444)	$(61,474,344)

F46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class B
Sold	71,219	$241,557	237,105	$755,066
Dividends and/or distributions reinvested	7,178	24,371	15,001	47,599
Redeemed	(107,313)	(364,772)	(242,227)	(768,183)

Net increase (decrease)	(28,916)	$(98,844)	9,879	$34,482

Class C
Sold	3,267,716	$10,818,663	6,738,269	$21,032,781
Dividends and/or distributions reinvested	235,499	779,135	519,303	1,608,709
Redeemed	(2,894,251)	(9,569,503)	(11,594,041)	(35,632,070)

Net increase (decrease)	608,964	$2,028,295	(4,336,469)	$(12,990,580)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$31,607,467	$28,499,667
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2010, the Fund paid $47,108 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor
F47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class C	$976,644
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2010	$35,691	$225	$2,922	$11,535
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of January 31, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to
F48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2315% as of January 31, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2010 equal 0.39% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2010, the Fund had borrowings outstanding at an interest rate of 0.2315%. Details of the borrowings for the six months ended January 31, 2010 are as follows:

Average Daily Loan Balance	$9,999,457
Average Daily Interest Rate	0.301%
Fees Paid	$319,517
Interest Paid	$34,246
F49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load California short/intermediate municipal debt funds. The Board noted that the Fund’s one-year and three-year performance was below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 5, 2009 (the most recent date available before the June 2009 Board meeting) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other California short/intermediate debt funds and “other states” short/intermediate debt funds with
22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	03/08/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	03/08/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	03/08/2010